(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
(LOSS) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE

15    (LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share is calculated as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss) income attributable to Class A and Class B ordinary shareholders for basic and diluted earnings per share	(766,643)	(474,547)	83,520
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	54,341,213	56,260,925	54,657,222
Dilutive effect of outstanding share options	—	—	3,073,450
Denominator for diluted (loss) earnings per share	54,341,213	56,260,925	57,730,672
Basic (loss) earnings per ADS	(70.54)	(42.17)	7.64
Diluted (loss) earnings per ADS	(70.54)	(42.17)	7.23